Financial instruments - additional disclosures - Activity in level 3 financial liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (1,113)
Balance as of December 31	(4,896)	$ (1,113)
Contingent consideration liabilities [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Additions	(135)	(102)
Adjustments for changes in assumptions		62
Level 3 [member] | Contingent consideration liabilities [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	(162)	(113)
Additions	(135)	(102)
Accretion for passage of time	(21)	(9)
Adjustments for changes in assumptions	75	62
Payments	0	0
Balance as of December 31	$ (243)	$ (162)